Note 10 Derivatives by type of risk and by product or by type of market (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	€ 32,551	€ 36,003	€ 34,293
Derivative financial liabilities held for trading	30,345	33,059	33,045
Interest rate risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	13,040	11,588	15,251
Derivative financial liabilities held for trading	9,573	9,627	13,171
Notional amount	4,948,476	4,951,022	4,741,629
Interest rate risk [member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	13,034	11,579	15,248
Derivative financial liabilities held for trading	9,536	9,622	13,167
Notional amount	4,923,960	4,930,657	4,722,314
Interest rate risk [member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	6	10	3
Derivative financial liabilities held for trading	36	4	4
Notional amount	24,516	20,365	19,315
Equity risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	3,447	2,944	2,587
Derivative financial liabilities held for trading	5,439	4,303	3,723
Notional amount	94,665	75,045	70,804
Equity risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	997	682	1,212
Derivative financial liabilities held for trading	3,724	2,347	2,551
Notional amount	41,328	38,612	49,038
Equity risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	2,450	2,261	1,375
Derivative financial liabilities held for trading	1,714	1,956	1,172
Notional amount	53,337	36,433	21,767
Foreign exchange and gold risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	15,150	21,060	15,911
Derivative financial liabilities held for trading	14,507	18,704	15,608
Notional amount	1,012,015	825,158	632,780
Foreign exchange and gold risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	15,041	21,056	15,889
Derivative financial liabilities held for trading	14,441	18,698	15,590
Notional amount	997,308	810,770	623,203
Foreign exchange and gold risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	109	4	22
Derivative financial liabilities held for trading	66	7	18
Notional amount	14,707	14,388	9,577
Credit risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	790	386	543
Derivative financial liabilities held for trading	756	375	542
Notional amount	66,427	42,799	31,478
Credit risk [member] | Credit default swap contract [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	681	349	540
Derivative financial liabilities held for trading	720	369	528
Notional amount	62,702	40,847	29,844
Credit risk [member] | Credit spread option contract [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	0	0	0
Derivative financial liabilities held for trading	0	0	0
Notional amount	0	0	0
Credit risk [member] | Total return swap contract [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	109	37	3
Derivative financial liabilities held for trading	36	0	14
Notional amount	3,725	1,952	1,475
Credit risk [member] | Other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	0	0	0
Derivative financial liabilities held for trading	0	6	0
Notional amount	0	0	159
Commodity price risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	124	25	1
Derivative financial liabilities held for trading	70	50	1
Notional amount	4,521	1,939	169
Derivatives [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	32,551	36,003	34,293
Derivative financial liabilities held for trading	30,345	33,059	33,045
Notional amount	6,126,104	5,895,964	5,476,860
Derivatives [member] | Of which OTC credit institutions [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	19,738	26,039	23,998
Derivative financial liabilities held for trading	19,538	23,135	23,977
Notional amount	1,840,752	1,742,720	1,463,433
Derivatives [member] | Of which OTC other financial corporations [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	6,387	3,383	5,042
Derivative financial liabilities held for trading	5,336	4,212	4,412
Notional amount	4,004,652	3,914,640	3,815,162
Derivatives [member] | Of which OTC other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	3,862	4,306	3,854
Derivative financial liabilities held for trading	3,655	3,744	3,461
Notional amount	€ 185,799	€ 166,402	€ 147,310